ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2016
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net
	As of December 31,
	2015	2016

Accounts receivable, gross	$11,184	$13,596

Less: Allowance for doubtful accounts	(1,727)	(3,815)

Accounts receivable, net	$9,457	$9,781

Schedule of Allowance for Doubtful Accounts
	Balance at				Balance at
	beginning	Charge to		Exchange	end of the
	of the year	expenses	Write off	adjustment	year

2014	$1,433	3,212	(7)	(180)	4,458
2015	4,458	(2,661)	-	(70)	1,727
2016	1,727	2,248	-	(160)	3,815